Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Swap Agreements That Will Fix the Floating Interest Rates Associated With Its Term Loan
The Company has utilized swap agreements that will fix the floating interest rates associated with its Term Loan as shown in the following table:

Designation Date	Effective Date	Initial Notional Amount	Notional Amount Outstanding as of December 31, 2021	Fixed Rate	Expiration Date
July 2021	August 2020	557,500,000	557,500,000	2.5070%	May 2022
July 2021	August 2020	89,863,420	99,722,020	3.0854%	February 2023
December 2021	August 2020	181,205,050	165,545,350	0.7775%	April 2024
December 2021	August 2020	388,877,200	370,980,400	0.7430%	April 2024
December 2021	May 2022	220,130,318	n/a	0.5170%	April 2024
December 2021	May 2022	306,004,562	n/a	0.5127%	April 2024
December 2021	April 2024	871,205,040	n/a	1.7258%	June 2025
December 2021	April 2024	435,602,520	n/a	1.7290%	June 2025
December 2021	April 2024	435,602,520	n/a	1.7450%	June 2025

Schedule of Fair Values and Location of Outstanding Derivative Instruments Recorded in the Condensed Consolidated Balance Sheets
The fair values and location of outstanding derivative instruments recorded in the Consolidated Balance Sheets are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Assets
Other current assets	$1	$—
Other assets	$16	$—

Total	$17	$—

Liabilities
Other current liabilities	$8	$28
Other liabilities	1	19

Total	$9	$47